Note 3 - BBVA Group (Tables)	12 Months Ended
Dec. 31, 2018
Grupo BBVA
Contribution To Consolidated Group Assets
Contribution to Consolidated Group Total Assets. Entities by Main Activities (Millions of euros)
	2018	2017	2016
Banks and other financial services	647,164	659,414	699,592
Insurance and pension fund managing companies	26,732	26,134	26,831
Other non-financial services	2,793	4,511	5,433
Total	676,689	690,059	731,856